Intangible assets - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	R$ 0	R$ 0
Provision For Impairment Losses	R$ 0
Placement agent [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years